Shareholders’ Equity (Details)				6 Months Ended
	Jul. 22, 2025 USD ($) $ / shares shares	Jul. 03, 2023 $ / shares shares	Nov. 23, 2021 shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2023 shares	Nov. 03, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Authorized ordinary shares							800,000,000		800,000,000
Ordinary shares par value | $ / shares				$ 0.0000625				$ 0.0000625
Ordinary shares issued							18,000,000		18,000,000
Ordinary shares outstanding							18,000,000		18,000,000
Stock split outstanding			100
Appropriation to statutory reserve | ¥
Dividend distribution | ¥
Capital contributions | ¥
Statutory reserve funds				50.00%	50.00%
Tax profits				10.00%	10.00%
Stockholders equity note stock split		1-to-1.6	112,500:1
Number of shares issued and outstanding for stock split			100
IPO [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value | $ / shares	$ 0.0000625
Ordinary shares issued	2,500,000
Ordinary shares per share | $ / shares	$ 6
Proceeds from issuance of shares | $	$ 15,000,000
Restricted Assets [Member]
Shareholders’ Equity [Line Items]
Appropriation to statutory reserve				$ 1,333,861	¥ 9,679,428
Additional paid in capital | ¥									¥ 9,679,428
Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized ordinary shares		800,000,000									500,000,000
Ordinary shares par value | $ / shares		$ 0.0000625									$ 0.0001
Ordinary shares issued		18,000,000
Ordinary shares outstanding		18,000,000				18,000,000	18,000,000		18,000,000	18,000,000
Retained Earnings [Member]
Shareholders’ Equity [Line Items]
Retained earnings for statutory reserves | ¥